Direxion Indexed Commodity & Income Strategy Fund

Consolidated Schedule of Investments (Unaudited)

July 31, 2019

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	11,574,372

TOTAL NET ASSETS - 100.0%	$11,574,372

Percentages are stated as a percent of net assets.

(a)	$295,185 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2019

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Corn	7/14/2020	43	$925,037	$(19,350)	$(95,836)
Gasoline RBOB	9/30/2019	12	859,975	8,568	(42,528)
Gold	12/27/2019	13	1,869,140	(5,200)	(3,198)
Silver	9/26/2019	21	1,722,525	(16,065)	21,971
Wheat	9/13/2019	31	755,238	(15,500)	(84,654)

			$6,131,915	$(47,547)	$(204,245)

All futures contracts held by Direxion CTS Fund, a wholly owned subsidiary of the Direxion Indexed Commodity & Income Strategy Fund.

Valuation Measurements (Unaudited)

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2019:

	Direxion Indexed Commodity & Income Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$10,262,249	$—	$—	$10,262,249
Futures contracts*	21,971	—	—	21,971

Liability Class
Futures contracts*	(226,216)	—	—	(226,216)

For further detail on each asset class, see the Schedule of Investments.

*	Futures contracts are valued at the unrealized appreciation/(depreciation).